Fees and Expenses	May 27, 2026
Zacks Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Other Expenses, New Fund, Based on Estimates [Text]	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	0.63%
Acquired Fund Fees and Expenses[1]	0.00%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver and/or Expense Limitation[2]	(0.52)%
Net Annual Fund Operating Expenses	0.55%

1.	Estimated for the current fiscal year.

2.	The Fund’s adviser, Zacks Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least June 30, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.55% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Zacks Trust’s (the “Trust”) Board of Trustees (the “Board”) on 60 days’ written notice to the Advisor.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the example that follows.
Expense Example by, Year, Caption [Text]	This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through June 30, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
One Year	Three Years
$56	$289

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund will commence operations on or following the date of this prospectus, the Fund has no reportable portfolio turnover rate.

Zacks Preferred Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Other Expenses, New Fund, Based on Estimates [Text]	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	0.72%
Acquired Fund Fees and Expenses[1]	0.00%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver and/or Expense Limitation[2]	(0.62)%
Net Annual Fund Operating Expenses	0.45%

1.	Estimated for the current fiscal year.

2.	The Fund’s adviser, Zacks Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least June 30, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.45% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Zacks Trust’s (the “Trust”) Board of Trustees (the “Board”) on 60 days’ written notice to the Advisor.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the example that follows.
Expense Example by, Year, Caption [Text]	This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through June 30, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
One Year	Three Years
$46	$279

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund will commence operations on or following the date of this prospectus, the Fund has no reportable portfolio turnover rate.